Discontinued Operation of Hjx and Call Center Business (Details Textual)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 CNY (¥)	Jun. 30, 2017
Discontinued Operation of Hjx and Call Center Business (Textual)
Equity Method Investment, Ownership Percentage						37.50%
Income (Loss) from Equity Method Investments	$ (109,102)	$ (324,900)
HJX [Member]
Discontinued Operation of Hjx and Call Center Business (Textual)
Disposal Group, Including Discontinued Operation, Consideration				$ 918,246
HJX [Member] | RMB [Member]
Discontinued Operation of Hjx and Call Center Business (Textual)
Disposal Group, Including Discontinued Operation, Consideration | ¥					¥ 6,000,000